Common Stock	6 Months Ended
Jun. 30, 2015
Common Stock
5.	Common Stock

The calculation of both basic and diluted number of weighted average outstanding shares as of:

	June 30, 2014	June 30, 2015
Basic weighted average number of shares	55,332,086	55,356,483
Effect of dilutive potential share options:	99,571	313,226

Diluted weighted average number of shares	55,431,657	55,669,709

On March 17, 2015, the Company granted 158,885 share options under the 2013 Long Term Incentive Plan (“the 2013 Plan”) to officers and employees of the Company. As of June 30, 2015, 1,500 of these options have been forfeited.

On April 14, 2014, the Company granted 197,055 share options under the 2013 Plan and on October 14, 2014 the Company granted an additional 30,000 share options under the 2013 Plan, to officers and employees of the Company. As of June 30, 2015, 6,000 of these share options have been forfeited.

The diluted effect of 313,226 share options for the three months ended June 30, 2015 is related to the 378,440 of unvested share options outstanding at June 30, 2015. The shares of the Company’s common stock began trading on the New York Stock Exchange on November 21, 2013, under the ticker symbol “NVGS.”